Annual Fund Operating Expenses - Class 1 Shares - JPMorgan Insurance Trust US Equity Portfolio - Class 1	May 01, 2021
Operating Expenses:
Management Fees	0.55%
Distribution (Rule 12b-1) Fees	none
Other Expenses	0.21%
Total Annual Fund Operating Expenses	0.76%